Trade and Other Receivables - Additional Information (Details) - Pilar Gold Inc. - Trade receivables $ in Millions		12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2024 oz
Disclosure of Trade and Other Receivables [Line Items]
Annual compound interest rate		5.00%
Number of deliveries ounces refined | oz		1,500
Impairment loss recognized	$ 9.9
Losses on change in fair value of derivatives	$ 1.2